Note 26 - Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Commercial		Investment
	Real Estate	Engineering	Management	Corporate	Consolidated

Year ended December 31,
2025
Leasing	$1,178,805	$-	$-	$-	$1,178,805
Capital Markets	885,020	-	-	-	885,020
Property management	545,523	-	-	-	545,523
Valuation and advisory	531,349	-	-	-	531,349
Engineering	-	1,734,940	-	-	1,734,940
IM - Advisory and other	-	-	495,597	-	495,597
IM - Performance fees	-	-	36,677	-	36,677
Other	149,881	-	-	670	150,551
Total Revenue	$3,290,578	$1,734,940	$532,274	$670	$5,558,462

2024
Leasing	$1,157,484	$-	$-	$-	$1,157,484
Capital Markets	765,297	-	-	-	765,297
Property management	537,626	-	-	-	537,626
Valuation and advisory	465,475	-	-	-	465,475
Engineering	-	1,237,384	-	-	1,237,384
IM - Advisory and other	-	-	488,979	-	488,979
IM - Performance fees	-	-	23,614	-	23,614
Other	145,728	-	-	437	146,165
Total Revenue	$3,071,610	$1,237,384	$512,593	$437	$4,822,024